Geographical Information (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
As of September 30, 2013, the Company had two reportable diverse geographical concentrations:  North American Operations and TAAG, which operates in France.  Information related to these operating segments, net of eliminations, consists of the following for the periods below:

	Three Months Ended
	September 30, 2013
	North
	American	TAAG
	Operations	(France)	Total

Revenue	$6,617,430	$1,960,291	$8,577,721
Cost of revenue	5,419,727	1,153,018	6,572,745
Selling, general and administrative expenses	1,239,313	771,716	2,011,029
Depreciation and amortization	47,551	69,800	117,351
Loss from operations	$(89,161)	$(34,243)	$(123,404)

	As of September 30, 2013			As of June 30, 2013
	North
	American	TAAG		North American	TAAG
	Operations	(France)	Total	Operations	(France)	Total

Current assets	$5,580,774	$1,915,583	$7,496,357	$5,536,474	$2,147,249	$7,683,723
Property and equipment, net	165,649	595,670	761,319	189,596	641,635	831,231
Intangible assets, net	103,889	-	103,889	123,482	-	123,482
Other non-current assets	9,691	210,832	220,523	9,712	276,361	286,073
Total assets	$5,860,003	$2,722,085	$8,582,088	$5,859,264	$3,065,245	8,924,509

Current liabilities	$4,741,399	$3,257,707	$7,999,106	$4,732,746	$3,373,479	8,106,225
Long term liabilities	-	355,609	355,609	-	504,104	504,104
Equity	1,118,604	(891,231)	227,373	1,126,518	(812,338)	314,180
Total liabilities and equity	$5,860,003	$2,722,085	$8,582,088	$5,859,264	$3,065,245	$8,924,509

As of June 30, 2013, the Company had two reportable diverse geographical concentrations:  North American Operations and TAAG, which operates in France.  Information related to these operating segments, net of eliminations, consists of the following for the periods below:

	Year Ended June 30, 2013		Year Ended June 30, 2012
	North American Operations	TAAG (France)	North American Operations	TAAG (France)

Revenue	$35,197,927	$10,300,599	$31,073,984	$11,744,557
Cost of revenue	29,808,254	6,140,126	27,677,462	7,100,845
Selling, general and administrative expenses	4,913,365	3,926,063	5,722,829	4,999,492
Depreciation and amortization	235,860	355,062	364,547	1,091,583
Impairment loss related to the acquisition of TAAG	-	-	-	1,602,638
Impairment loss on intangible assets related to intellectual property licenses	-	-	688,138	-
Impairment loss related to the acquisition of Pools Press	-	-	223,385	-
Loss on facility sublease	233,015	-	-	-
(Gain) loss on sale of fixed assets	(20,980)	(455,924)	315	-
Income (loss) from operations	$28,413	$335,272	$(3,602,692)	$(3,050,001)

	As of June 30, 2013		As of June 30, 2012
	North American Operations	TAAG (France)	North American Operations	TAAG (France)

Current assets	$5,536,474	$2,147,249	$7,765,813	$2,635,878
Property and equipment, net	189,596	641,635	300,831	993,686
Intangible assets, net	123,482	-	65,510	-
Other non-current assets	9,712	276,361	27,155	217,047
Total assets	$5,859,264	$3,065,245	$8,159,309	$3,846,611

Current liabilities	$4,732,746	$3,373,479	$7,468,482	$4,105,377
Long term liabilities	-	504,104	-	866,625
Equity	1,126,518	(812,338)	690,827	(1,125,391)
Total liabilities and equity	$5,859,264	$3,065,245	$8,159,309	$3,846,611